Preparation of financial statements - Adjustments (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Initial application
Financial assets	€ 2,765		€ 2,765		€ 2,279
Deferred tax liabilities	331		331		142
Accumulated deficit	(71,761)		(71,761)		(60,124)
Accumulated other comprehensive income	1,643		1,643		742
Net loss	€ (4,035)	€ (3,735)	€ (11,759)	€ (10,271)	(13,978)	€ (8,747)	€ (8,581)
Impacts of amendment and recalculation
Initial application
Financial assets		370		370	260			€ 151
Deferred tax liabilities		104		104	73			43
Accumulated deficit		336		336	243			(10)
Accumulated other comprehensive income		(69)		(69)	€ (56)			€ 119
Net loss		178		346
Debt investment at FVOCI - net change in fair value		€ (48)		€ (188)